Related Party Transactions - Summary of Remuneration of Directors and Other Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Key Management Personnel [Abstract]
Salaries, Director fees and other short-term benefits	$ 5,580	$ 6,350
Post-employment compensation	690	721
Share-based payments	$ 8,446	$ 8,315